Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from contracts with customers.
Schedule of revenue from contracts with customers

Revenue from contracts with customers from continuing operations for the years ended December 31 was as follows:

	2021	2022	2023
Payment processing fees	1,718	3,865	6,332
Other revenue	158	139	185
Total revenue from contracts with customers	1,876	4,004	6,517

Revenue from contracts with customers from discontinued operations for the years ended December 31 was as follows:

	2021	2022	2023
Payment processing fees	31,679	33,824	26,426
Platform and marketing services related fees	808	1,950	22,411
Fees for guarantees issued	723	1,523	1,844
Cash and settlement service fees	500	1,352	3,008
Other revenue	325	399	671
Total revenue from contracts with customers	34,035	39,048	54,360

Schedule of interest income, net

	2021	2022	2023
Interest revenue calculated using the effective interest rate	(3,453)	(6,764)	(8,805)
Interest expense classified as part of cost of revenue	505	454	500
Interest income and expenses from non-banking loans, net, classified separately in the consolidated statement of comprehensive income	(92)	(58)	26
Interest income, net, for the purposes of consolidated cash flow statement	(3,040)	(6,368)	(8,279)